Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash	$ 8,345	$ 1,278	$ 766
Accounts receivable, net	243,985	49,522	2,259
Inventory	37,093	51,618
Prepaid expenses	76,365		5,000
Supplier advances			29,576
Total current assets	365,788	102,418	37,601
Property and equipment, net	7,914	15,309	56,024
Other assets
Capitalized research and development costs, net	13,910	92,613	273,458
Escrow deposits	8,127	25,000	100,000
Security deposits	4,521	4,521	4,521
Total other assets	26,558	122,134	377,979
Total assets	400,260	239,861	471,604
Current liabilities
Bank overdraft			5,207
Loans payable	815,891	793,327	671,930
Loans payable - related party	618,494	695,230	607,206
Accounts payable and accrued expenses	864,427	813,411	655,494
Accrued payroll and related liabilities	1,622,228	1,663,700	1,123,410
Total current liabilities	3,921,040	3,965,668	3,063,247
Other liabilities
Total liabilities	3,921,040	3,965,668	3,063,247
Commitments and contingencies
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding
Common stock issued	197,077	110,954
Additional paid-in capital	8,127,391	7,176,106	4,946,622
Accumulated deficit	(11,587,976)	(10,781,919)	(8,898,907)
Total East Coast Diversified stockholders' deficit	(3,263,508)	(3,494,859)	(2,591,643)
Noncontrolling interest	(257,272)	(230,948)
Total stockholders' deficit	(3,520,780)	(3,725,807)	(2,591,643)
Total liabilities and stockholders' deficit	400,260	239,861	471,604
Common Stock Pre-Merger
Current liabilities
Common stock issued			$ 1,360,642